Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Jul. 24, 2024
Registrant Name	dei_EntityRegistrantName	FIRST TRUST EXCHANGE-TRADED FUND VIII
CIK	dei_EntityCentralIndexKey	0001667919
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jul. 24, 2024
Effective Date	dei_DocumentEffectiveDate	Jul. 25, 2024
Prospectus Date	rr_ProspectusDate	Jul. 25, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A